Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
Summary of Transactions with Related Party
(i)
Compensation of key management personnel

The remuneration of directors of the Company and other key management were as follows:

	For the year ended December 31,
	2022	2023	2024
Short term benefits	$2,473	$4,112	$4,645
Retirement benefit scheme contributions	12	21	21
Share-based payment	1,820	9,419	10,294
	$4,305	$13,552	$14,960